Note 19 - Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at January 1, 2022	2,530,092	$5.00	4.42
Granted	5,124,480	$1.75	3.05
Exercised	—	$—	—
Forfeited	—	$—	—
Cancelled	—	$—	—
Balance outstanding and exercisable at December 31, 2022	7,654,572	$2.83	3.15

Balance at January 1, 2023	7,654,572	$2.83	3.15
Granted	20,000	$1.65	3.00
Exercised	(105,000)	$1.75	—
Forfeited	—	$—	—
Cancelled	—	$—	—
Balance outstanding and exercisable at December 31, 2023	7,569,572	$2.85	2.15